REVENUE AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
REVENUE AND SEGMENT INFORMATION
Schedule of analysis of revenue and Adjusted Operating Profit by geographical segment

	Six months ended 30 June
	2023	2022
Revenue by segment	£m	£m

North America	2,046	1,873
EMEA and LatAm	2,323	2,069
APAC	1,369	1,246
Group revenue	5,738	5,188

	Six months ended 30 June
	2023	2022
	£m	£m
Group operating profit	1,141	900
Reconciling items between Group operating profit and Group Adjusted operating profit[1]	130	291
Total	1,271	1,191

	Six months ended 30 June
	2023	2022
	£m	£m
North America	471	454
EMEA and LatAm	542	467
APAC	318	300
Corporate and other unallocated	(60)	(30)
Total	1,271	1,191
1.	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of £23m (2022: £40m): Amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.
b)	Restructuring costs of £30m (2022: £20m): Expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.
c)	Transaction-related costs of £7m (2022: £nil): Costs related to acquisition of a manufacturing site.
d)	Separation and admission costs of £60m (2022: £229m): Costs incurred in relation to and in connection with separation and listing of the Group as a standalone business.
e)	Disposals and others of £10m (2022: £2m): Gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items.

Schedule of analysis of revenue by product

	Six months ended 30 June
	2023	2022
Revenue by product category	£m	£m

Oral Health	1,589	1,438
Vitamins, Minerals and Supplements	816	816
Pain Relief	1,405	1,248
Respiratory Health	839	683
Digestive Health and Other	1,089	1,003
Group revenue	5,738	5,188